EQUITY - Schedule of Units (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total
Opening balance (in shares)	80,890,659	66,185,802
Repurchased and canceled (in shares)	(1,858,671)	(202,143)
Issued for cash (in shares)	0	14,907,000
On issue at December 31 (in shares)	79,031,988	80,890,659
Number of shares issued (in shares)	79,031,988	66,185,802
Brookfield Asset Management Inc.
Opening balance (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Issued for cash (in shares)	0	0
On issue at December 31 (in shares)	4	4
Weighted average number of ordinary shares outstanding (in shares)	4	4
Number of shares issued (in shares)	4	4
Brookfield Asset Management Inc. | Preferred shares
Opening balance (in shares)	200,002	200,002
On issue at December 31 (in shares)	200,002	200,002
Number of shares issued (in shares)	200,002	200,002
Limited Partners
Opening balance (in shares)	80,890,655	66,185,798
Repurchased and canceled (in shares)	(1,858,671)	(202,143)
Issued for cash (in shares)	0	14,907,000
On issue at December 31 (in shares)	79,031,984	80,890,655
Weighted average number of ordinary shares outstanding (in shares)	80,200,000	73,600,000
Number of shares issued (in shares)	79,031,984	66,185,798
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Opening balance (in shares)	69,705,497	63,095,497
Issued for cash (in shares)	0	6,610,000
On issue at December 31 (in shares)	69,705,497	69,705,497
Number of shares issued (in shares)	69,705,497	63,095,497
Special Limited Partners
Opening balance (in shares)	4	4
On issue at December 31 (in shares)	4	4
Weighted average number of ordinary shares outstanding (in shares)	4	4
Number of shares issued (in shares)	4	4